Intangible Assets and Goodwill (Below Market Rent Intangible) (Details) (Below Market Leases [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ (6,455)	$ (1,954)
Finite-Lived Intangible Assets, Accumulated Amortization	1,482	1,270
Finite-Lived Intangible Assets, Net	$ (4,973)	$ (684)